Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region - Reportable segments [member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Geographical markets
Proprietary Products	$ 37,128	$ 31,436	$ 110,032	$ 86,437	$ 115,458
Distribution	4,612	6,498	11,916	19,650	27,061
Total	41,740	37,934	121,948	106,087	142,519
U.S.A [Member]
Geographical markets
Proprietary Products	29,610	23,932	84,779	55,220	73,741
Distribution
Total	29,610	23,932	84,779	55,220	73,741
Israel [Member]
Geographical markets
Proprietary Products	1,144	1,017	4,701	3,119	4,235
Distribution	4,612	6,498	11,916	19,650	27,061
Total	5,756	7,515	16,617	22,769	31,296
Canada [Member]
Geographical markets
Proprietary Products	2,108	1,362	7,873	6,930	11,162
Distribution
Total	2,108	1,362	7,873	6,930	11,162
Europe [Member]
Geographical markets
Proprietary Products	1,542	3,280	3,220	6,724	7,088
Distribution
Total	1,542	3,280	3,220	6,724	7,088
Latin America [Member]
Geographical markets
Proprietary Products	2,353	328	7,588	10,365	12,928
Distribution
Total	2,690	328	7,588	10,365	12,928
Asia [Member]
Geographical markets
Proprietary Products	337	1,479	1,837	3,958	6,147
Distribution
Total	337	1,479	1,837	3,958	6,147
Others [Member]
Geographical markets
Proprietary Products	34	38	34	121	157
Distribution
Total	$ 34	$ 38	$ 34	$ 121	$ 157